UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21927

MSS Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(Address of principal executive offices)(Zip code)

Gregory B. Getts

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio  44147

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio  43215

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: November 30

Date of reporting period: November 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Footprints Discover Value Fund

(DVALX)

ANNUAL REPORT

NOVEMBER 30, 2020

                                                               Series Trust

Dear Shareholder:

2021 is off to a great start! The Fund ended 2020 on a positive note, returning 14.55% during the period 1/1/2020 through 12/31/2020; and we continue to see the momentum in many of our positions as we turn the calendar to 2021 with the Fund up 18.76% year-to-date (YTD).

Despite the headwinds in 2020, the Fund was able to participate in the market recovery. As we look ahead, we continue to see near term headwinds – but maintain our conviction that our investment philosophy is again in vogue – and we are looking forward to building upon 2020’s success.

The following companies below have demonstrated success in narrowing the dislocation between current price and fair market value and have contributed to recent performance.

American Superconductor Corporation (“AMSC”), has finally turned the corner and has been making value enhancing steps as it executes on each of its business segments. Of note, AMSC’s GridTec business continues to resonate with utility companies, and AMSC’s Navy division has not missed a beat in winning design contracts for its suite of HTS services. We believe firmly that AMSC is at the starting line of a multiyear secular growth trend and look forward to AMSC’s future success.

Lumen Technologies (“LUMN”), continues to present one of the most attractive risk/reward profiles we have seen. LUMN, formerly CenturyLink (“CTL”), has successfully positioned themselves to be the de facto go-to carrier for global bandwidth consumption. As more and more devices demand bandwidth capacity, LUMN stands ready to meet the demand.

ION Geophysical Corporation (“IO”), has done an exceptional job maneuvering the depressed oil & gas industry. However, IO has made significant strides in adjacent markets to help diversify IO’s reliance on the cyclical nature of the energy industry. As IO works through their restructuring, we feel that IO will emerge as a formidable competitor in each of its business industries. Also of note, we are very pleased with Chris Usher who assumed the CEO role following Brian Hanson’s retirement and are looking forward to IO’s future under his leadership.

Patience is being rewarded and we are optimistically encouraged for the coming years. While we have underperformed in past years, meticulous work over the past few years is beginning to bear fruit. I look forward to writing to you again and reporting on 2021 performance.

To a prosperous year,

Steve

Steve J. Lococo

President/Founder

Portfolio Manager

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PERFORMANCE ILLUSTRATION

NOVEMBER 30, 2020 (UNAUDITED)

 TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2020

FUND/INDEX	1 Year	SINCE INCEPTION*	VALUE
Footprint Discover Value Fund (with sales load)	-2.96%	-14.50%	$ 6,319
Footprint Discover Value Fund (without sales load)	2.96%	-12.76%	$ 6,704
S&P 500 Index	17.46%	12.98%	$ 14,302

Cumulative Performance Comparison of $10,000 Investment Since Inception

* Inception December 26, 2017

This chart assumes an initial investment of $10,000 made on the closing of December 26, 2017(commencement of investment operations). Total return is based on the net change in Net Asset Value (“NAV”) and assumes reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  Call 1-800-595-4866 for the most current performance data.

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price) is 5.75%.

The Fund imposes a 1.00% redemption fee on shares redeemed within 90 days.

The S&P 500 Index is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange (“NYSE”).  The S&P 500 Index is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 Index reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes. Investors cannot invest directly in an index.

The Fund's total annual operating expenses before fee waivers, per the March 27, 2020 prospectus, are 3.53%. After fee waivers, the Fund's total annual operating expenses are 1.97%.

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PORTFOLIO ILLUSTRATION

NOVEMBER 30, 2020 (UNAUDITED)

The following chart gives a breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments as of November 30, 2020.

Money Market Fund 13.07%
Technology 10.97%
Communication Services 8.72%
Consumer Cyclical 2.02%
Consumer Defensive 10.63%
Energy 14.88%
Financial Services 3.70%
Industrials 36.01%

Sectors are based on Morningstar® classifications.

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SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2020

Shares		Value

COMMON STOCKS - 87.64%

Aircraft - 7.14%
22,000	Magellan Aerospace Corp. (Canada)	$ 161,040

Motor Vehicle Parts & Accessories - 2.04%
1,000	Linamar Corp. (Canada)	46,020

Motors & Generators - 25.38%
28,800	American Superconductor Corp. *	572,544

Oil & Gas Field Exploration Services - 4.59%
54,783	ION Geophysical Corp. *	103,540

Oil & Gas Services & Equipment - 10.41%
978,699	Western Energy Services Corp. (Canada) *	234,887

Radio & TV Broadcasting & Communications Equipment - 6.45%
3,000	EchoStar Corp. Class A *	71,310
77,000	Seachange International, Inc. *	74,336
		145,646
Retail - Food Stores - 10.72%
138,200	DavidsTea, Inc. (Canada) *	241,850

Semiconductors & Related Devices - 4.60%
12,500	Applied Optoelectronics, Inc. *	103,875

Services - Detective, Guard & Armored Car Services - 3.79%
11,000	ADT, Inc.	85,470

Services - Motion Picture Theaters - 4.16%
22,000	AMC Entertainment Holdings, Inc. Class A	93,940

Surety Insurance - 3.73%
13,200	MBIA, Inc. *	84,084

The accompanying notes are an integral part of these financial statements.

FOOTPRINTS DISCOVER VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2020

Shares		Value

Telephone Communications (No Radio Telephone) - 4.63%
10,000	Lumen Technologies, Inc.	$ 104,500

TOTAL FOR COMMON STOCKS (Cost $2,407,738) - 87.64%		1,977,396

MONEY MARKET FUND - 13.18%
297,275	First American Government Obligations Fund Class X, 0.05% **	297,275
TOTAL FOR MONEY MARKET FUND (Cost $297,275) - 13.18%		297,275

TOTAL INVESTMENTS (Cost $2,705,013) - 100.82%		2,274,671

LIABILITIES LESS OTHER ASSETS, NET - (0.82)%		(18,547)

NET ASSETS - 100.00%		$ 2,256,124

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at November 30, 2020.

The accompanying notes are an integral part of these financial statements.

FOOTPRINTS DISCOVER VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2020

Assets:
Investments at Value (Cost $2,705,013)	$ 2,274,671
Cash	1,000
Receivables:
Dividends and Interest	2,600
Due From Adviser	6,931
Prepaid Expenses	1,805
Total Assets	2,287,007
Liabilities:
Administrative Fees	1,000
Chief Compliance Officer Fees	1,000
Distribution (12b-1) Fees	12,448
Trustee Fees	391
Transfer Agent and Accounting Fees	2,532
Other Accrued Expenses	13,512
Total Liabilities	30,883
Net Assets	$ 2,256,124

Net Assets Consist of:
Paid-In Capital	$ 4,280,502
Accumulated Deficit	(2,024,378)
Net Assets, for 384,632 Shares Outstanding	$ 2,256,124

Net Asset Value and Offering Price Per Share	$ 5.87

Minimum Redemption Price Per Share *	$ 5.81

Maximum Offering Price Per Share **	$ 6.23

* The Fund will impose a 1.00% redemption fee if shares are sold within 90 days.

** The maximum sales charge on the sale of Fund shares is 5.75%.

The accompanying notes are an integral part of these financial statements.

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STATEMENT OF OPERATIONS

FOR THE YEAR ENDED NOVEMBER 30, 2020

Investment Income:
Dividends, net of foreign tax withholdings of $880	$ 12,902
Interest	14,366
Total Investment Income	27,268

Expenses:
Advisory	21,853
Transfer Agent & Accounting	14,669
Legal	10,725
Audit	13,700
Distribution (12b-1) Fees	5,463
Registration	5,131
Custody	7,449
Chief Compliance Officer	6,000
Administrative	6,000
Trustee	5,391
Miscellaneous	1,297
Insurance	419
Printing and Mailing	667
Total Expenses	98,764
Advisory Fees Waived and Expenses Reimbursed	(56,151)
Net Expenses	42,613

Net Investment Loss	(15,345)

Realized and Unrealized Gain (Loss) on Investments and Written Options:
Net Realized Gain on Written Options	105,503
Net Realized Loss on Investments	(1,405,259)
Net Change in Unrealized Appreciation on Investments	1,273,193
Realized and Unrealized Loss on Investments and Written Options	(26,563)

Net Decrease in Net Assets Resulting from Operations	$ (41,908)

The accompanying notes are an integral part of these financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Years Ended
	11/30/2020	11/30/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (15,345)	$ 17,582
Net Realized Loss on Investments and Written Options	(1,299,756)	(294,280)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Written Options	1,273,193	(560,800)
Net Decrease in Net Assets Resulting from Operations	(41,908)	(837,498)

Distributions to Shareholders:
Distributions	(14,894)	(424,108)
Total Dividends and Distributions Paid to Shareholders	(14,894)	(424,108)

Capital Share Transactions	(491,066)	198,427

Total Decrease	(547,868)	1,063,179)

Net Assets:
Beginning of Year	2,803,992	3,867,171

End of Year	$2,256,124	$2,803,992

The accompanying notes are an integral part of these financial statements.

FOOTPRINTS DISCOVER VALUE FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period or year.

	Years Ended		Period Ended (c)
	11/30/2020	11/30/2019	11/30/2018

Net Asset Value, at Beginning of Period/Year	$ 5.73	$ 8.40	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.03)	0.03	(0.02)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.20	(1.78)	(1.58)
Total from Investment Operations	0.17	(1.75)	(1.60)

Redemption Fees ***	-	-	-

Distributions:
Net Investment Income	(0.03)	-	-
Realized Gains	-	(0.92)	-
Total from Distributions	(0.03)	(0.92)	-

Net Asset Value, at End of Period/Year	$ 5.87	$ 5.73	$ 8.40

Total Return **	2.96%	(22.48)%	(16.00)%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 2,256	$ 2,804	$ 3,867
Before Waiver
Ratio of Expenses to Average Net Assets	4.52%	3.51%	3.14%	(a)
Ratio of Net Investment Loss to Average Net Assets	(3.27)%	(1.05)%	(1.40)%	(a)
After Waivers
Ratio of Expenses to Average Net Assets	1.95%	1.95%	1.95%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.70)%	0.51%	(0.21)%	(a)
Portfolio Turnover	44.48%	105.39%	154.25%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends, if any.

*** The Fund will impose a 1.00% redemption fee on shares redeemed within 90 days of purchase.

(a) Annualized.

(b) Not Annualized.

(c) For the period December 26, 2017 (commencement of investment operations) through November 30, 2018.

The accompanying notes are an integral part of these financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2020

NOTE 1. ORGANIZATION

The Footprints Discover Value Fund (the "Fund") is a non-diversified series of the MSS Series Trust (the "Trust") and commenced operations on December 26, 2017.  The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), established under the laws of Ohio by an Agreement and Declaration of Trust dated June 20, 2006 (the "Trust Agreement").  The Trust Agreement permits the Board of Trustees (the "Board" or "Trustees") to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  There are currently seven separate series offered by the Trust. The investment adviser to the Fund is Footprints Asset Management & Research, Inc. (the "Advisor").

The Fund seeks total return from capital appreciation and income.

NON-DIVERSIFICATION RISK: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.  The Fund's performance may be affected disproportionately by the performance of relatively few stocks.  In addition, the volatility of the Fund may be greater than the overall volatility of the market.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting requirements of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 "Financial Services – Investment Companies including FASB Accounting Standards Update ("ASU") 2013-08."

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION:  The Fund’s NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets are divided by the total number of shares outstanding to determine the NAV of each share.

SECURITY TRANSACTIONS: Investment transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recognized on the ex-dividend date. Non-cash dividend income is recorded at the fair market value of securities

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2020

received. Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted and amortized over the life of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the appropriate country's rules and tax rates.

OPTION WRITING: When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

FEDERAL INCOME TAX: The Fund makes no provision for federal income or excise tax.  The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the return filed for the open tax years (2018-2019) or expected to be taken in the Fund’s 2020 tax return. The Fund identifies it’s major tax jurisdiction as U.S. federal, and the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended November 30, 2020, the Fund did not incur any interest or penalties.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2020

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

REDEMPTION FEES: To discourage short-term trades by investors, and to offset any transaction and other costs associated with short-term trading, the Fund will impose a redemption fee of 1.00% on shares redeemed within 90 days of investment. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The redemption fee is applied uniformly in all cases. There were no redemption fees collected by the Fund during the year ended November 30, 2020.

CASH AND CASH EQUIVALENTS: The Fund maintains its cash in an account at a custodian bank which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on its cash deposits.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, on at least an annual basis. Distributions will be recorded on the ex-dividend date.  Distributions to shareholders are determined in accordance with income tax regulations. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the related amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 3. SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated to the Advisor to apply those methods in making fair value determinations, subject to Board oversight.  In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2020

described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods that are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of the investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments in inactive markets, interest rates, implied volatilities, credit spreads, yield curves, and market-collaborated inputs.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability at the measurement date, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2020

Equity securities (common stocks). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. These securities will be categorized as Level 1 of the fair value hierarchy. Money market funds are valued at their net asset value of $1 per share and are categorized as Level 1.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2020:

Investments in Securities
(Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,581,469	$ 395,927	$ -	$ 1,977,396
Money Market Fund	297,275	-	-	297,275
Total	$ 1,878,744	$ 395,927	$ -	$ 2,274,671

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets or liabilities during the year ended November 30, 2020. There were no transfers into or out of Level 1 and 2 during the year. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

NOTE 4. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISOR: The Advisor serves as investment advisor to the Fund pursuant to a management agreement with the Trust (the "Agreement").  Subject to the authority of the Board, the Advisor is responsible for management of the Fund's investment portfolio.  The Advisor is responsible for selecting the Fund's investments according to the Fund's investment objective, policies and restrictions and as compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.00% of the average daily net assets of the Fund during the term of the Agreement. For the year ended

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2020

November 30, 2020, the Advisor earned advisory fees of $21,853.  During the same period, the Advisor waived advisory fees of $21,853 and reimbursed the Fund additional expenses of $34,298. As of November 30, 2020, the Advisor owed the Fund $6,931 for expense reimbursement in connection with the expense limitation agreement.

The Advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until March 31, 2021, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 1.95% of average daily net assets.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (three years from the date that the fees have been waived or reimbursed) if such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment.  This agreement may be terminated only by the Board, on 60 days' written notice to the Advisor. Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through November 30, 2023, are as follows:

Recoverable Through	Amount Recoverable
November 30, 2021	$47,390
November 30, 2022	$53,381
November 30, 2023	$56,151

TRANSFER AGENT: An interested Trustee, Gregory B. Getts, is the owner/president of Mutual Shareholder Services, LLC ("MSS"), the Fund’s transfer agent and fund accountant.  MSS receives an annual fee from the Fund of $11.50 per shareholder for the transfer agency services. For its services as fund accountant, MSS receives an annual fee from the Fund based on the average net assets of the Fund. The Fund accounting fees range from $22,200 to $70,450 depending on the average net assets of the Fund.  The Fund will receive a discount of between 10% - 50% on fund accounting fees until assets reach $10 million.  For the year ended November 30, 2020, MSS earned $14,669 from the Fund for transfer agent and accounting services.  As of November 30, 2020, the Fund owed MSS $2,532 for transfer agent and accounting services.

ADMINISTRATOR AND CCO: The Trust, on behalf of the Fund, also entered into Administration and Compliance Agreements with Empirical Administration, LLC ("Empirical") which provides administration and compliance services to the Fund.  Brandon M. Pokersnik is the owner/president of Empirical, and also an employee of MSS.  Mr. Pokersnik serves as the Chief Compliance Officer of the Trust.  For the services Empirical provides under the Administration and Compliance Agreements,

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2020

Empirical receives a monthly fee of $1,000 from the Fund.  For the year ended November 30, 2020, Empirical earned $12,000 for these services. As of November 30, 2020, the Fund owed Empirical $2,000.

UNDERWRITER FEES: Arbor Court Capital, LLC (the "Underwriter") acts as the Fund's principal underwriter in a continuous offering of the Fund's shares. The Underwriter is an affiliate of MSS. Mr. Getts is the president and owner of the Underwriter. For the year ended November 30, 2020, the Underwriter earned $1,200 for its services.

DISTRIBUTION FEES: The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan").  The Plan permits the Fund to pay the Advisor and/or the Underwriter for certain distribution and promotion expenses related to marketing shares of the Fund. The amount payable annually by the Fund is 0.25% of its average daily net assets.  The Plan is a compensation style plan which means the Fund accrues expenses and pays the Advisor and/or the Underwriter based upon the percentage described above rather than on actual expenses incurred by the Advisor and/or the Underwriter.

Subject to the oversight of the Trustees, the Trust may, directly or indirectly, engage in any activities related to the distribution of the Shares of the Fund, which activities may include, but are not limited to, the following:  (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of Fund Shares, or that may be advising shareholders of the Fund regarding the purchase, sale or retention of Fund Shares; (b) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that hold Fund Shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Fund and its shareholders; (c) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of Fund Shares or who render shareholder support services, including, but not limited to, allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request; (d) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (e) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (f) costs of preparing, printing and distributing sales literature; (g) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (h) costs of implementing and operating this Plan.  The Trust is authorized to engage in the activities listed above, and in any other activities related to the distribution of Fund Shares, either directly or through other persons with which the Trust has entered into agreements related to this Plan.

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2020

The Plan has been approved by the Board, including a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the Fund.  For the year ended November 30, 2020, the Fund incurred distribution fees under the Plan of $5,463.

NOTE 5. BENEFICIAL INTEREST TRANSACTIONS

The Trust is authorized to issue an unlimited number of shares of beneficial interest with no par value.  Paid in capital as of November 30, 2020 was $4,280,502.

Transactions in shares of beneficial interest were as follows:

	For the year ended November 30, 2020		For the year ended November 30, 2019
	Shares	Capital	Shares	Capital
Shares sold	33,968	$ 186,732	21,940	$ 150,931
Shares reinvested	2,586	14,894	63,018	424,108
Shares redeemed	(141,510)	(692,692)	(55,512)	(376,612)
Net Increase (Decrease)	(104,956)	$(491,066)	29,446	$ 198,427

NOTE 6. DERIVATIVE TRANSACTIONS

The Fund considers the average quarter-end notional amounts during the year, categorized by primary underlying risk, to be representative of it's derivative activities during the year ended November 30, 2020.

Average notional value of:

Written Options

$ 180,575

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities, which require that the Fund disclose: a) how and why an entity uses derivative instruments and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Advisor consistently assesses the value of existing positions in the Fund.  Generally, the Advisor exercises patience when fundamentals are stable but prices volatile.  The Advisor may at times write covered call options on a small portion of existing common stock positions in the Fund to generate premium. The Fund may trade financial instruments where they are considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging.  The Fund may

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2020

purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

For the year ended November 30, 2020, financial derivative instruments had the following effect on the Statement of Operations:

Net realized gain on:	Equity Contracts	Total
Written Options	$ 105,503	$ 105,503

NOTE 7. INVESTMENT TRANSACTIONS

For the year ended November 30, 2020, purchases and sales of investment securities other than U.S. Government Obligations, short-term investments, options, and securities sold short aggregated $846,464 and $1,087,188, respectively. For the year ended November 30, 2020, purchases, sales, and expirations of options aggregated $66,816, $172,319 and $0, respectively.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies the Trust’s officers and trustees for certain liabilities that might arise from the performance of their duties to the Fund.  Additionally, in the normal course of business, the Fund enters into contracts that contain various representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims against the Fund and is presently unknown.  However, the Fund considers the risk of loss from such potential claims to be remote.

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2020

NOTE 9. TAX MATTERS

At November 30, 2020, the cost of investments for federal income tax purposes was $2,745,138 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$ 521,691
Unrealized (depreciation)	(992,158)
Net unrealized (depreciation)	$ (470,467)

The difference between book and tax cost of investments represents the deferral of losses on wash sales.

The Fund’s tax basis net capital gains/(losses) and undistributed ordinary income are determined only at the end of each fiscal year. As of November 30, 2020 the components of Accumulated Deficit on a tax basis were as follows:

Net unrealized (depreciation)

$    (470,467)

Short-Term Capital loss carry forward – No expiration

        (99,151)

Long-Term Capital loss carry forward – No expiration            (1,454,760)

Accumulated Deficit

$ (2,024,378)

For the year ended November 30, 2020, there was an ordinary income distribution of $14,894 paid.

For the year ended November 30, 2019, there was an ordinary income distribution of $424,108 paid.

NOTE 10.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended.  As of November 30, 2020, the Advisor owned approximately 28.30% of the Fund, and may be deemed to control the Fund.

NOTE 11.  NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2020

permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

NOTE 12.  MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

NOTE 13.  SECTOR CONCENTRATION RISK

Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2020

NOTE 14.  SUBSEQUENT EVENTS

The Fund is required to recognize, in the financial statements, the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the financial statements. Management has evaluated subsequent events through the issuance of these financial statements and has noted no further events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  To the Shareholders and Board of Trustees

  of Footprints Discover Value Fund, a series of MSS Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Footprints Discover Value Fund (the “Fund”) a series of MSS Series Trust, including the schedule of investments, as of November 30, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”) and the financial highlights for the period December 26, 2017 (commencement of investment operations) through November 30, 2018 and for each of the two years in the period ended November 2020.  In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Footprints Discover Value Fund, a series of MSS Series Trust, as of November 30, 2020, the results of its operations for the year then ended, the changes in net assets  and financial highlights for the period December 26, 2017 (commencement of investment operations) through November 30, 2018 and each of the two years in the period ended November 30, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2020 by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the

Funds in the MSS Series Trust since 2007

Abington, Pennsylvania

January 26, 2021

FOOTPRINTS DISCOVER VALUE FUND

EXPENSE ILLUSTRATION

NOVEMBER 30, 2020 (UNAUDITED)

Expense Example

As a shareholder of the Fund, you incur ongoing costs which typically consist of management fees; distribution and service (12b-1) fees; transaction fees such as redemption fees, sales loads and ongoing costs; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2020 through November 30, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1 , 2020	November 30, 2020	June 1, 2020 to November 30, 2020

Actual	$1,000.00	$1,377.93	$11.59
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.25	$ 9.82

* Expenses are equal to the Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

FOOTPRINTS DISCOVER VALUE FUND

ADDITIONAL INFORMATION

NOVEMBER 30, 2020 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-877-328-5468 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://sec.gov. You may also obtain copies by calling the Fund at 1-877-328-5468.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 1-877-328-5468.

Liquidity Risk Management Program

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended November 30, 2020, the Trust’s Liquidity Program Administrator (the “Administrator”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Administrator concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Management Agreement Renewal

At a regular meeting held on September 24, 2020 and at a subsequent special meeting held December 16-17, 2020, the Board of Trustees (the “Board”) of MSS Series Trust (the “Trust”), including a majority of the Trustees  who are not “interested persons” as that term is defined in the Investment Company Act of 1940 discussed the approval of a

FOOTPRINTS DISCOVER VALUE FUND

ADDITIONAL INFORMATION

NOVEMBER 30, 2020 (UNAUDITED)

management agreement (the “Footprints Management Agreement”) between the Trust and Footprints Asset Management & Research, Inc., LLC (“Footprints”) with respect to Footprints Discover Value Fund (the “Fund”).

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Footprints Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Footprints Management Agreement. In connection with its deliberations regarding the approval of the Footprints Management Agreement, the Board reviewed the materials prepared by Footprints.

September:

Nature, Extent and Quality of Services.  As to the nature, extent, and quality of the services provided by the Adviser, the Board considered the Adviser's investment philosophy, strategies and implementation process.  The Board reviewed the background information on the investment personnel responsible for servicing Footprints Discover Value Fund, noting with satisfaction the personnel’s background and experience. The Trustees recognized that Footprints had taken significant steps to correct its previous compliance issues, including hiring a new CCO.

Performance.  The Trustees next considered the Fund’s strategy with respect to the Fund’s performance. They noted that Footprints used both qualitative and quantitative elements of fundamental analysis to identify securities currently discounted by the market such as those selling below the replacement cost of assets they represent. They noted that the Footprints Fund had significantly underperformed its benchmark and peer group average. They considered Footprints’ explanation that the Fund underperformed its comparative metrics due to exposure to market sectors severely impacted by the COVID-19 pandemic. After further discussion, the Trustees concluded that Footprints has managed the Fund consistent with its investment objective and strategy.

Fees and Expenses.    The Trustees reviewed the Fund’s advisory fee and net expense ratio. They acknowledged that the advisory fee with respect to the Fund was 1.00%, which was higher than the adviser selected peer group average of 0.92%. The Trustees considered the Fund’s net expense ratio of 1.97%, noting that it was higher than the its peer group average of 1.31%. They also noted that the advisory fee and net expense ratio were within the overall range of the peer group.  After further discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Profitability.  The Trustees reviewed the profitability analysis provided by Footprints. They acknowledged that Footprints realized a loss in connection with its relationship to the Fund. Accordingly, the Trustees concluded excessive profitability was not a relevant concern at this time.

FOOTPRINTS DISCOVER VALUE FUND

ADDITIONAL INFORMATION (CONTINUED)

NOVEMBER 30, 2020 (UNAUDITED)

Economies of Scale. The Trustees considered whether economies of scale had been realized with respect to the Footprint’s relationship with the Fund. They noted that based on the Fund’s current asset size and profit level, the absence of breakpoints was acceptable at this time.

Conclusion.  Having requested and received such information from Footprints as the Board believed to be reasonably necessary to evaluate the terms of the Advisory agreement, and as assisted by the advice of independent counsel, the Board concluded that the approval of the Advisory agreement is in the best interests of Trust and the shareholders for an additional three months.

December:

Nature, Extent and Quality of Service. The Trustees noted their prior discussion of the adviser in September 2020. They commented that Footprints was founded in 2003 and provided advisory services to mutual funds, pooled investment vehicles and separately managed accounts for high net worth individuals. The Trustees discussed the background information of key adviser personnel, noting that the previous CCO, Todd Wright was no longer at the adviser. They noted that the adviser hired a new CCO in March 2020 and they reviewed her background. They acknowledged that Footprints considered several factors in selecting broker-dealers to execute transactions on behalf of the Fund. The Trustees concluded that Footprints should be given the opportunity to continue to manage the Fund.

Performance. The Trustees reviewed a performance supplement contained in the Board Materials in addition to the materials they reviewed in September 2020. They noted that the Fund had underperformed its peer group and benchmark index over the one-year and since inception periods. The Trustees considered the adviser’s explanation for the Fund’s underperformance, noting that the adviser attributed underperformance to the Fund’s exposure to market sectors that experienced significant market volatility due to the COVID-19 pandemic. The Trustees reviewed the Fund’s performance over the three-month period ended November 30, 2020, positively noting that the Fund had total returns of 13.98%. The Trustees agreed that Footprints was operating the Fund consistent with its stated objective and strategy, noting that they would continue to monitor performance of the Fund.

Fees and Expenses. The Trustees noted their discussion of the adviser in September 2020. The Trustees reviewed the Fund’s advisory fee and net expense ratio. They acknowledged that the advisory fee with respect to the Fund was 1.00%, which was higher than the adviser selected peer group average of 0.92%. The Trustees considered the Fund’s net expense ratio of 1.97%, noting that it was higher than the its peer group average of 1.31%. They also noted that the advisory fee and net expense ratio were within the overall range of the peer group.  After further discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Profitability. The Trustees noted their discussion of the adviser in September 2020. The Trustees reviewed the profitability analysis provided by Footprints. They acknowledged

FOOTPRINTS DISCOVER VALUE FUND

ADDITIONAL INFORMATION (CONTINUED)

NOVEMBER 30, 2020 (UNAUDITED)

that Footprints realized a loss in connection with its relationship to the Fund. The Trustees concluded excessive profitability was not a relevant concern at this time.

Economies of Scale. The Trustees noted their discussion of the adviser in September 2020. The Trustees considered whether economies of scale had been realized with respect to the Footprint’s relationship with the Fund. They noted that based on the Fund’s current asset size and profit level, the absence of breakpoints was acceptable at this time.

Conclusion. Having requested and received such information from Footprints as the Trustees believed reasonably necessary to evaluate the terms of advisory agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the fee structure was not unreasonable with respect to the Fund and that approval of the advisory agreement was in the best interests of shareholders.

FOOTPRINTS DISCOVER VALUE FUND

TRUSTEES AND OFFICERS

NOVEMBER 30, 2020 (UNAUDITED)

 The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name Address and Year of Birth	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee
Paul K. Rode, Esq. 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1980	Trustee	Indefinite/ October 2016- present	Attorney, Keith D. Weiner & Assoc. Co. L.P.A. since September 2005	7	None
Michael Young 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1950	Trustee	Indefinite/ October 2016 - present	November 2013-Present: Consultant/Practitioner for Purdue, Rutgers and Northeastern Universities; June 2002-November 2013: Senior Federal Security Director for U.S. Department of Homeland Security	7	None

1The “Fund Complex” consists of the MSS Series Trust.

FOOTPRINTS DISCOVER VALUE FUND

TRUSTEES AND OFFICERS

NOVEMBER 30, 2020 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act and each officer of the Trust.

Name Address and Year of Birth	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Directorships Held by Trustee
Dr. Gregory B. Getts [1] 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1957	Trustee	Indefinite/ October 2016 - present	Owner/President, Mutual Shareholder Services, LLC, since 1999; Owner/President Arbor Court Capital, LLC, since January 2012.	7	None
Brandon M. Pokersnik 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1978	Treasurer, Secretary and Chief Compliance Officer	Indefinite/ October 2016 - present	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.	NA	NA

1 Gregory B. Getts is considered an “Interested” Trustee as defined in the 1940 Act because he is an officer of the Trust and President/owner of the Fund’s transfer agent, fund accountant, and distributor.
2The “Fund Complex” consists of the MSS Series Trust.
Each non-interested Trustee receives $300 per quarterly meeting attended.

This Page Was Left Blank Intentionally

Board of Trustees

Paul Rode

Michael Young

Gregory Getts

Investment Advisor

Footprints Asset Management & Research, Inc.

11422 Miracle Hills Drive, Suite 208

Omaha, NE 68154

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Distributor

Arbor Court Capital, LLC

Custodian

U.S. Bank, N.A.

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Footprint Discover Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.  The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

Registrant

Adviser

FY 2020

$ 12,000

$ 0

FY 2019

$ 12,000

$ 0

(b)

Audit-Related Fees

Registrant

Adviser

FY 2020

$ 0

$ 0

FY 2019

$ 0

$ 0

(c)

Tax Fees

Registrant

Adviser

FY 2020

$ 2,000

$ 0

FY 2019

$ 1,800

$ 0

(d)

All Other Fees

Registrant

Adviser

FY 2020

$ 0

$ 0

FY 2019

$ 0

$ 0

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2020

$ 2,000

FY 2019

$ 1,800

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS Series Trust

By /s/ Gregory B. Getts

     Gregory B. Getts

     President

Date:  February 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gregory B. Getts

      Gregory B. Getts

      President

Date:  February 19, 2021

By /s/ Brandon M. Pokersnik

      Brandon M. Pokersnik

      Principal Financial Officer

Date:  February 19, 2021